Condensed Consolidating Financial Information - Additional Information (Detail)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 11.75% Senior Secured Notes		Mar. 21, 2012 11.75% Senior Secured Notes	Sep. 30, 2012 11.75% Secured Notes	May 11, 2012 11.75% Secured Notes	Sep. 30, 2012 8.75% Second Priority Senior Secured Notes		Dec. 31, 2011 8.75% Second Priority Senior Secured Notes		Sep. 30, 2012 11.38% Senior Subordinated Notes	Dec. 31, 2011 11.38% Senior Subordinated Notes	Aug. 31, 2006 11.38% Senior Subordinated Notes	Sep. 30, 2012 11.5% Senior Secured Notes		Dec. 31, 2011 11.5% Senior Secured Notes		Sep. 30, 2012 Second Priority Senior Secured Floating Rate Notes	Dec. 31, 2011 Second Priority Senior Secured Floating Rate Notes
Condensed Financial Statements, Captions [Line Items]
Percentage of ownership interest in subsidiary	100.00%	100.00%
Interest Rate			11.75%	[1]	11.75%	11.75%	11.75%	8.75%	[2]	8.75%	[3]	11.38%	11.38%	11.38%	11.50%	[4]	11.50%	[5]
Original maturity, year			2019			2019		2019		2019		2016	2016		2014		2014		2014	2014

[1]	Par value of $345,000 on September 30, 2012.
[2]	Par value of $396,000 on September 30, 2012 and December 31, 2011.
[3]	Par value of $396,000 on December 31, 2011.
[4]	Par value of $315,000 on December 31, 2011.
[5]	Par value of $315,000 on December 31, 2011, and $350,000 on December 31, 2010.